WARRANTS (Details Textual) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2014	Mar. 31, 2017	Mar. 31, 2016
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms				1 year 9 months 7 days	2 years 9 months 7 days
Number Of Warrants Exercised	5,000,172			262,045	148,787
Stock Issued During Period, Value, Warrants Exercised	$ 1,125,038			$ 40,195
Proceeds from Warrant Exercises	$ 1,125,038	$ 0		$ 40,195	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					7,225,625
Share Based Compensation Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ (0.25)			$ 0.80	$ 0.80
Adjustment To Additional Paid In Capital Warrant Down Feature	$ 0
Warrants Issued	400,014
Class Of Warrant Or Right Expiration Date	Jun. 27, 2020
Class Of Warrant Or Right Term	4 years
Warrant $0.80
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	83,752
Share Based Compensation Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ 0.7490
Warrant $0.80 | Scenario, Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ 0.80
Warrant $1.40
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	941,191
Share Based Compensation Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ 1.2933
Warrant $1.40 | Scenario, Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price	$ 1.40
Common Shares [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants				51,249	45,508
Stock Issued During Period, Shares, Warrants Exercised				174,759
Retained Earnings [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, Warrants Exercised	$ 0			$ 0
Adjustment To Additional Paid In Capital Warrant Down Feature	(41,025)
Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt			$ 12,138
Warrant [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations				174,763
Proceeds from Warrant Exercises	$ 1,129,193
Warrant Solicitation [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
Investor [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt			$ 180,940
Debt Conversion, Converted Instrument, Warrants or Options Issued			349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.23